NVIT Mid Cap Index Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - NVIT Mid Cap Index Fund (USD $)	Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (paid directly from your investment)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase)				1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Mid Cap Index Fund		Class Y Shares	Class I Shares	Class II Shares	Class III Shares
Management Fees	[1]	0.21%	0.21%	0.21%	0.21%
Distribution and/or Service (12b-1) Fees				0.25%
Other Expenses	[2]	0.06%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.27%	0.42%	0.67%	0.42%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
[2]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Expense Example - NVIT Mid Cap Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	27	85	149	337
Class I Shares	42	133	233	524
Class II Shares	68	213	370	828
Class III Shares	42	133	233	524